PAINEWEBBER


               ----------------------------------------------------------------
               RETIREMENT
               MONEY FUND




ANNUAL REPORT



               June 30, 1998

PAINEWEBBER RETIREMENT MONEY FUND                             ANNUAL REPORT


                                                                August 19, 1998


Dear Shareholder,

   We are pleased to present you with the annual report for the PaineWebber Retirement Money Fund for the fiscal year ended June 30, 1998.


GENERAL MARKET OVERVIEW

[GRAPHIC] Interest rates fell across the U.S. Treasury yield curve through the first half of 1998, aided by low inflation, a budget surplus and a strong dollar. Short-term yields, as represented by the three-month U.S. Treasury bill, fell from 5.3% at the beginning of January to 5.1% by the end of June.

   Over the six-month period, the U.S. bond markets reflected the widening reach of the Asian crisis. The impact of the crisis on the United States was twofold: global support of the U.S. Treasury market and restrained inflation. These effects persuaded the Federal Reserve to continue its "neutral stance" for the time being--neither raising nor lowering interest rates.

PORTFOLIO REVIEW

[GRAPHIC] We remained somewhat bullish on the fixed income markets over the six months ended June 30, 1998, expecting interest rates to hold steady or fall slightly. Since we did not expect major changes in rates, we kept the Fund's weighted average maturity in line with its peer group. The Fund's current yield for the seven-day period ended June 30, 1998 was 4.9%. Its weighted-average maturity was 71 days, and net assets totaled $4.2 billion as of June 30, 1998.

                                                                  ANNUAL REPORT

GENERAL OUTLOOK

[GRAPHIC] We remain positive on bonds despite recent volatility in the marketplace. The demand for U.S. debt remains high as the "flight to quality" continues. We believe the Federal Reserve will hold monetary policy steady for the foreseeable future due to the offsetting forces of a healthy domestic economy and weak international economies, particularly in Asia.

   Because we expect interest rates to remain stable with a bias toward lowering, we plan to maintain our strategy of keeping the Fund's weighted average maturity in line with its peer group.

   Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have.

   For a quarterly Fund Profile on any of the funds in the PaineWebber Family of Funds,(1) please contact your investment executive.

Sincerely,

/s/ Margo Alexander               /s/ Dennis L. McCauley                /s/ Susan P. Ryan
MARGO ALEXANDER                   DENNIS L. MCCAULEY                    SUSAN P. RYAN
President,                        Chief Investment                      Portfolio Manager,
Mitchell Hutchins                 Officer--Fixed Income,                PaineWebber Retirement
Asset Management Inc.             Mitchell Hutchins                     Money Fund
                                  Asset Management Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the fiscal year ended June 30, 1998, and reflects our views at the time we are writing this report. Of course, these views may change in response to changing circumstances. We encourage you to consult your investment executive regarding your personal investment program.

------
Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

PAINEWEBBER RETIREMENT MONEY FUND

STATEMENT OF NET ASSETS                                            JUNE 30, 1998

Principal
 Amount                                                                   Maturity           Interest
  (000)                                                                     Dates              Rates             Value
---------                                                           --------------------   --------------    ------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.12%
$40,000   United States Treasury Bills............................  04/29/99 to 05/27/99   5.100 to 5.103%   $ 38,208,875
110,645   Federal Home Loan Bank..................................  12/23/98 to 05/12/99   5.579 to 5.760     110,637,462
 15,000   Federal Home Loan Bank..................................        07/01/98             5.557*          14,995,044
 10,000   Federal National Mortgage Association...................        07/07/98             5.596*           9,998,677
 17,650   Student Loan Marketing Association......................        11/20/98             5.850           17,650,000
 65,000   Student Loan Marketing Association......................        07/07/98         5.451 to 5.481*     65,000,000
                                                                                                             ------------
Total U.S. Government and Agency Obligations (cost-$256,490,058)..                                            256,490,058
                                                                                                             ------------

BANK NOTES (DOMESTIC) - 5.75%

 15,000   Bank One Wisconsin N.A. ................................        07/07/98             5.460*          14,996,341
 18,000   FCC National Bank.......................................        01/07/99             5.700           17,997,306
 30,000   FCC National Bank.......................................        07/01/98         5.560 to 5.610*     29,993,344
 60,000   KeyBank N.A. ...........................................        07/01/98         5.540 to 5.740*     59,983,886
 18,000   NationsBank of the Carolinas............................        01/19/99             6.100           18,050,662
 60,000   PNC Bank, N.A. .........................................        07/01/98         5.540 to 5.600*     59,971,631
 10,000   SunTrust Bank, Atlanta..................................        07/14/98             5.830            9,999,776
 30,000   Wachovia Bank of North Carolina.........................  09/03/98 to 10/08/98   5.560 to 5.810      29,999,064
                                                                                                             ------------
Total Bank Notes (cost-$240,992,010)..............................                                            240,992,010
                                                                                                             ------------

DEPOSITORY NOTES (YANKEE) - 0.21%

  8,800   Westpac Banking Corp. (cost-$8,795,932).................        04/23/99             5.730            8,795,932
                                                                                                             ------------

BANKERS ACCEPTANCES (YANKEE) - 0.60%

 25,000   Toronto-Dominion Bank (cost-$24,977,042)................        07/07/98             5.510@          24,977,042
                                                                                                             ------------

CERTIFICATES OF DEPOSIT - 21.27%
Domestic - 3.12%

 25,000   American Express Centurion Bank.........................        07/06/98             5.540           25,000,000
 74,800   Bankers Trust Company...................................  08/28/98 to 05/06/99   5.680 to 5.990      74,783,919
 31,000   Bankers Trust Company...................................        07/01/98         5.570 to 5.740*     30,985,645
                                                                                                             ------------
                                                                                                              130,769,564
                                                                                                             ------------

Euro - 0.95%

 20,000   Deutsche Bank AG........................................        07/06/98             5.570           20,000,027
 10,000   Svenska Handelsbanken...................................        07/29/98             5.600           10,000,000
 10,000   Westdeutsche Landesbank Girozentrale....................        08/03/98             5.820           10,000,087
                                                                                                             ------------
                                                                                                               40,000,114
                                                                                                             ------------

Yankee - 17.20%

 25,000   Bayerische Landesbank Girozentrale......................        07/01/98             5.595           25,000,000
 10,000   Canadian Imperial Bank of Commerce......................        10/21/98             5.940            9,998,211
 45,200   Credit Agricole Indosuez................................  09/30/98 to 05/19/99   5.650 to 5.830      45,192,319
 30,000   Credit Suisse First Boston..............................        07/07/98             5.651*          30,000,000
 15,000   Den Danske Bank A/S.....................................        05/10/99             5.780           14,995,076
 35,000   Deutsche Bank AG........................................  03/02/99 to 04/23/99   5.650 to 5.720      34,990,533
 55,000   National Bank of Canada.................................  08/10/98 to 06/09/99   5.590 to 5.870      54,994,197
 16,000   National Westminster Bank PLC...........................        07/30/98             5.790           15,999,878
 45,000   Rabobank Nederland......................................  07/13/98 to 12/11/98   5.400 to 5.620      45,001,127
 15,000   Royal Bank of Canada....................................        10/01/98             5.800           14,998,191
 75,000   Skandinaviska Enskilda Banken...........................  07/01/98 to 07/28/98   5.580 to 5.640      75,000,192
138,750   Societe Generale........................................  07/07/98 to 06/18/99   5.580 to 5.970     138,742,910
 45,000   Societe Generale........................................        07/01/98         5.562 to 5.780*     44,976,369
 93,000   Svenska Handelsbanken...................................  07/14/98 to 05/14/99   5.540 to 5.860      92,989,912
 43,000   Swiss Bank Corporation..................................  07/17/98 to 12/18/98   5.850 to 5.880      43,000,092
 15,000   Toronto-Dominion Bank...................................        06/04/99             5.680           14,990,685
 20,000   Westpac Banking Corporation.............................        05/18/99             5.750           19,989,895
                                                                                                             ------------
                                                                                                              720,859,587
                                                                                                             ------------
Total Certificates of Deposit (cost-$891,629,265).................                                            891,629,265
                                                                                                             ------------

PAINEWEBBER RETIREMENT MONEY FUND

Principal
 Amount                                                                   Maturity           Interest
  (000)                                                                     Dates              Rates             Value
---------                                                           --------------------   --------------    ------------
COMMERCIAL PAPER @ - 52.29%
Asset-Backed - 11.43%
$100,852  Atlantis One Funding Corporation........................  07/01/98 to 09/30/98   5.480 to 5.550%   $100,198,692
   8,000  CC (USA) Incorporated...................................        09/21/98             5.520            7,899,413
  20,111  Delaware Funding Corporation............................        07/30/98             5.580           20,020,601
  64,308  Enterprise Funding Corporation..........................  07/02/98 to 11/23/98   5.510 to 5.590      63,825,814
  25,000  Falcon Asset Securitization Corporation.................        07/15/98             5.540           24,946,139
  10,000  New Center Asset Trust..................................        08/17/98             5.380            9,929,761
 146,840  Preferred Receivables Funding Corporation...............  07/06/98 to 10/19/98   5.500 to 5.550     146,057,902
  37,213  Receivables Capital Corporation.........................  07/06/98 to 07/20/98   5.520 to 5.550      37,147,247
  69,105  Triple-A One Funding Corporation........................  07/06/98 to 07/22/98   5.530 to 5.550      68,991,069
                                                                                                             ------------
                                                                                                              479,016,638
                                                                                                             ------------
Auto & Truck - 3.57%
 25,000   Daimler-Benz North America Corporation..................        07/22/98             5.520           24,919,500
 25,000   Ford Motor Credit Company...............................        07/02/98             5.530           24,996,160
 80,000   General Motors Acceptance Corporation...................        07/01/98             6.500           80,000,000
 20,000   PACCAR Financial Corporation............................        07/06/98             5.500           19,984,722
                                                                                                             ------------
                                                                                                              149,900,382
                                                                                                             ------------

Banking - 15.01%
 20,000   B.B.V. Finance (Delaware) Incorporated..................        07/07/98             5.510           19,981,633
 64,000   Bankers Trust Corporation...............................  07/07/98 to 03/15/99   5.470 to 5.530      62,756,673
 54,199   BBL North America Incorporated..........................  07/01/98 to 07/09/98   5.520 to 5.550      54,156,821
 20,000   BCI Funding Corporation.................................        09/21/98             5.520           19,748,533
 60,000   BHF Finance (Delaware) Incorporated.....................  07/14/98 to 07/16/98   5.520 to 5.540      59,871,721
 20,000   Canadian Imperial Holdings Incorporated.................        07/06/98             5.515           19,984,681
 60,000   Cregem North America Incorporated.......................  07/02/98 to 07/17/98   5.480 to 5.500      59,922,181
 35,000   Den norske Bank.........................................  07/20/98 to 08/11/98   5.500 to 5.520      34,830,725
 40,000   Morgan (J.P.) & Company Incorporated....................  09/10/98 to 12/11/98   5.480 to 5.500      39,286,811
 20,000   National Bank of Canada.................................        08/19/98             5.390           19,853,272
118,000   Nordbanken North America Incorporated...................  07/08/98 to 09/18/98   5.390 to 5.520     117,252,171
 30,000   San Paolo U.S. Financial Company........................  07/07/98 to 07/13/98   5.480 to 5.510      29,954,283
 81,000   Unifunding Incorporated.................................  07/08/98 to 12/03/98   5.450 to 5.510      79,880,533
 11,500   Westpac Capital Corporation.............................        07/02/98             5.500           11,498,243
                                                                                                             ------------
                                                                                                              628,978,281
                                                                                                             ------------

Broker-Dealer - 6.11%
 20,000   Credit Suisse First Boston..............................        08/25/98             5.510           19,831,639
 15,000   Goldman Sachs Group L.P. (The)..........................        09/25/98             5.580           14,800,050
 90,000   Lehman Brothers Holdings Incorporated...................  07/15/98 to 08/25/98   5.520 to 5.570      89,617,624
 20,000   Lehman Brothers Holdings Incorporated...................        07/08/98             5.656*          20,000,000
 92,000   Morgan Stanley, Dean Witter & Company...................  07/09/98 to 08/26/98   5.450 to 5.530      91,681,849
 20,000   Morgan Stanley, Dean Witter & Company...................        07/07/98             5.616*          20,000,000
                                                                                                             ------------
                                                                                                              255,931,162
                                                                                                             ------------

Business Services - 1.09%
 46,000   Block Financial Corporation.............................  08/17/98 to 09/03/98   5.510 to 5.530      45,590,351
                                                                                                             ------------

Chemicals - 0.53%

 10,475   DuPont (E. I.) de Nemours & Company.....................        07/10/98             5.500           10,460,597
 12,000   Henkel Corporation......................................        07/08/98             5.510           11,987,143
                                                                                                             ------------
                                                                                                               22,447,740
                                                                                                             ------------

Consumer Products - 0.35%
 15,000   Rubbermaid Incorporated.................................        12/10/98             5.510           14,628,075
                                                                                                             ------------

Drugs, Health Care - 2.76%
 16,000   Abbott Laboratories.....................................        07/20/98            5.540           15,953,218
 24,280   Glaxo Wellcome PLC......................................        07/27/98             5.500           24,183,555
 44,900   Novartis Finance Corporation............................  07/10/98 to 07/15/98   5.500 to 5.510      44,817,320
 12,382   Pfizer Incorporated.....................................        07/22/98             5.500           12,342,274
 18,550   SmithKline Beecham Corporation..........................        08/18/98             5.520           18,413,472
                                                                                                             ------------
                                                                                                              115,709,839
                                                                                                             ------------

Finance - Aircraft - 0.23%
 10,000   International Lease Finance Corporation.................        10/29/98             5.480            9,817,333
                                                                                                             ------------

PAINEWEBBER RETIREMENT MONEY FUND

Principal
 Amount                                                                   Maturity           Interest
  (000)                                                                     Dates              Rates             Value
---------                                                           --------------------   --------------    ------------
COMMERCIAL PAPER (CONCLUDED)
Finance - Conduit - 2.00%
$39,236   MetLife Funding Incorporated............................  07/10/98 to 07/30/98   5.510 to 5.530%   $ 39,120,408
 20,000   Svenska Handelsbanken Incorporated......................        07/27/98             5.510           19,920,411
 25,000   Texaco Incorporated.....................................        07/09/98             5.510           24,969,389
                                                                                                             ------------
                                                                                                               84,010,208
                                                                                                             ------------

Finance - Consumer - 0.82%
 20,000   American General Finance Corporation....................        08/03/98             5.500           19,899,167
 14,600   Transamerica Finance Corporation........................        08/25/98             5.510           14,477,096
                                                                                                             ------------
                                                                                                               34,376,263
                                                                                                             ------------

Finance - Subsidiary - 1.31%
 10,000   Creditanstalt Finance Incorporated......................        07/07/98             5.480            9,990,867
 20,000   Deutsche Bank Financial Incorporated....................        07/14/98             5.510           19,960,205
 25,000   National Australia Funding (Delaware) Incorporated......  07/02/98 to 11/10/98   5.320 to 5.530      24,802,629
                                                                                                             ------------
                                                                                                               54,753,701
                                                                                                             ------------

Food, Beverage & Tobacco - 0.83%
 35,000   Diageo Capital PLC......................................  08/20/98 to 09/03/98   5.430 to 5.500      34,691,319
                                                                                                             ------------

Insurance - 0.98%
 15,000   Prudential Funding Corporation..........................        07/16/98             5.520           14,965,500
 10,200   St. Paul Companies Incorporated.........................        07/23/98             5.520           10,165,592
 15,920   USAA Capital Corporation................................        07/08/98             5.510           15,902,944
                                                                                                             ------------
                                                                                                               41,034,036
                                                                                                             ------------

Insurance - Property/Casualty - 0.60%
 25,000   John Hancock Capital Corporation........................        07/06/98             5.560           24,980,695
                                                                                                             ------------

Machinery - 0.33%
 14,000   Caterpillar Financial Services Corporation..............        07/28/98             5.370           13,943,615
                                                                                                             ------------

Metals & Mining - 0.62%
 26,000   Rio Tinto America Incorporated..........................  08/05/98 to 08/17/98   5.500 to 5.510      25,831,430
                                                                                                             ------------

Miscellaneous - 1.24%
 52,600   Beta Finance Incorporated...............................  07/20/98 to 11/18/98   5.510 to 5.520      52,045,787
                                                                                                             ------------

Printing & Publishing - 0.48%
 20,000   Scripps (E.W.) Company..................................        07/21/98             5.510           19,938,778
                                                                                                             ------------

Telecommunications - 0.95%
 20,000   Bell Atlantic Network Funding Corporation...............        07/20/98             5.540           19,941,522
 20,000   Lucent Technologies Incorporated........................        07/07/98             5.520           19,981,600
                                                                                                             ------------
                                                                                                               39,923,122
                                                                                                             ------------

Utility - Electric - 1.05%
 44,000   Southern Company........................................  07/10/98 to 07/15/98   5.510 to 5.520      43,916,397
                                                                                                            -------------
Total Commercial Paper (cost-$2,191,465,152)......................                                          2,191,465,152
                                                                                                            -------------

SHORT-TERM CORPORATE OBLIGATIONS - 13.37%
Banking - 1.34%
  7,755   Bankers Trust Corporation...............................        07/30/99             6.625            7,821,615
 15,000   Bankers Trust Corporation...............................        08/19/98             5.679*          14,999,043
 32,970   National Australia Bank Limited.........................        10/15/98             9.700           33,319,845
                                                                                                             ------------
                                                                                                               56,140,503
                                                                                                             ------------

Broker-Dealer - 7.20%
 35,000   Bear Stearns Companies Incorporated.....................  04/26/99 to 06/14/99       5.800           35,000,000
145,000   Bear Stearns Companies Incorporated.....................  07/07/98 to 08/26/98   5.531 to 5.769*    145,011,395
  6,268   Lehman Brothers Holdings Incorporated...................  11/01/98 to 11/10/98   6.590 to 8.875       6,291,549
 76,000   Lehman Brothers Holdings Incorporated...................  07/01/98 to 07/26/98   5.706 to 5.720*     76,003,945
 26,000   Merrill Lynch & Company Incorporated....................  10/09/98 to 07/19/99   5.960 to 6.200      26,073,004
 13,215   Morgan Stanley, Dean Witter & Company...................        03/01/99             5.625           13,208,145
                                                                                                             ------------
                                                                                                              301,588,038
                                                                                                             ------------

PAINEWEBBER RETIREMENT MONEY FUND

Principal
 Amount                                                                   Maturity           Interest
  (000)                                                                     Dates              Rates           Value
---------                                                           --------------------   --------------  --------------
SHORT-TERM CORPORATE OBLIGATIONS  (CONCLUDED)
Business Services - 0.29%
$12,000    First Data Corporation.................................        08/07/98             6.190%        $ 12,003,957
                                                                                                           --------------

Computers - 1.19%
 10,000   IBM Credit Corporation..................................        07/07/99             5.680            9,993,100
 40,000   IBM Credit Corporation..................................  07/07/98 to 09/21/98   5.538 to 5.731*     39,996,823
                                                                                                           --------------
                                                                                                               49,989,923
                                                                                                           --------------

Finance - Aircraft - 0.20%
  8,467   International Lease Finance Corporation.................        04/30/99             6.700            8,521,010
                                                                                                           --------------

Finance - Independent - 0.36%
 15,000   National Rural Utilities Cooperative Finance
            Corporporation........................................        07/10/98             5.980           15,000,000
                                                                                                           --------------

Insurance - 0.64%
 15,000   Prudential Funding Corporation..........................        10/14/98             5.840           14,996,370
  7,000   Prudential Funding Corporation..........................        07/07/98             5.761*           7,000,000
  5,000   USAA Capital Corporation................................        09/18/98             6.320            5,003,574
                                                                                                           --------------
                                                                                                               26,999,944
                                                                                                           --------------

 Miscellaneous - 2.15%
 72,000   Beta Finance Incorporated...............................  08/17/98 to 04/27/99   5.560 to 5.920      72,000,000
 18,000   Beta Finance Incorporated...............................        07/07/98             5.811*          18,000,000
                                                                                                           --------------
                                                                                                               90,000,000
                                                                                                           --------------

Total Short-Term Corporate Obligations (cost-$560,243,375)........                                            560,243,375
                                                                                                           --------------

REPURCHASE AGREEMENT - 0.32%

 13,587    Repurchase Agreement dated 06/30/98 with HSBC
           Securities Inc., collateralized by $13,374,000 U.S.
           Treasury Notes, 6.875% due 08/31/99 (value
           $13,858,808); proceeds: $13,589,151
           (cost-$13,587,000).....................................        07/01/98             5.700           13,587,000
                                                                                                           --------------
Total Investments (cost-$4,188,179,834 which approximates
           cost for federal income tax purposes)-99.93%...........                                          4,188,179,834
Other assets in excess of liabilities-0.07%.......................                                              2,838,544
                                                                                                           --------------
Net Assets (applicable to 4,192,932,215 shares of Common
           Stock outstanding at $1.00 per share)-100.00%..........                                         $4,191,018,378
                                                                                                           --------------
                                                                                                           --------------

----------
* Variable rate securities--maturity dates reflect earlier of reset dates or maturity dates. The interest rates shown are the current rates as of June 30, 1998 and reset periodically.
+ Security exempt from registration under Rule 144 of the Securities Act of 1933. These Securities may be resold in transactions exempt from registration normally to qualified institutional buyers.
@ Interest rates shown are discount rates at date of purchase.

                      Weighted Average Maturity--71 days


                See accompanying notes to financial statements

PAINEWEBBER RETIREMENT MONEY FUND


STATEMENT OF OPERATIONS                        FOR THE YEAR ENDED JUNE 30, 1998

Investment Income:
Interest.....................................................    $233,922,479
                                                                 ------------
Expenses:
Investment advisory and administration.......................      16,593,019
Transfer agency and related services fees....................       8,010,054
Distribution fees............................................       4,006,886
Reports and notices to shareholders..........................       1,397,544
Federal and state registration...............................         616,445
Custody and accounting.......................................         414,998
Legal and audit..............................................         265,435
Insurance expense............................................         198,507
Directors' fees..............................................          10,500
Other expenses...............................................         453,935
                                                                 ------------
                                                                   31,967,323
                                                                 ------------
Net investment income........................................     201,955,156
                                                                 ------------
Net realized loss from investment transactions...............        (125,003)
                                                                 ------------
Net increase in net assets resulting from operations.........    $201,830,153
                                                                 ------------


STATEMENT OF CHANGES IN NET ASSETS

                                                                                          For the Year Ended June 30,
                                                                                        ------------------------------
                                                                                             1998            1997
                                                                                        --------------  --------------
From operations:
Net investment income...............................................................    $  201,955,156  $  178,312,501
Net realized gains (losses) from investment transactions............................          (125,003)         52,049
                                                                                        --------------  --------------
Net increase in net assets resulting from operations................................       201,830,153     178,364,550
                                                                                        --------------  --------------
Dividends to shareholders from:
Net investment income...............................................................      (201,955,156)   (178,312,501)
                                                                                        --------------  --------------
Net increase in net assets from capital stock transactions..........................       268,390,274     422,192,652
                                                                                        --------------  --------------
Net increase in net assets..........................................................       268,265,271     422,244,701
                                                                                        --------------  --------------
Net Assets:
Beginning of year...................................................................     3,922,753,107   3,500,508,406
                                                                                        --------------  --------------
End of year.........................................................................    $4,191,018,378  $3,922,753,107
                                                                                        --------------  --------------
                                                                                        --------------  --------------



                See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS


ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     PaineWebber RMA Money Fund, Inc. (the "Corporation") was incorporated in the state of Maryland on July 2, 1982 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Corporation is a series mutual fund with three funds: PaineWebber Retirement Money Fund (the "Fund"), PaineWebber RMA Money Market Portfolio and PaineWebber RMA U.S. Government Portfolio. The financial statements of PaineWebber RMA Money Market Portfolio and PaineWebber RMA U.S. Government Portfolio are not included herein.

     The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies.

     Valuation and Accounting for Investments and Investment Income-- Investments are valued at amortized cost which approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

     Repurchase Agreements--The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

     Dividends and Distributions--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

     The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

INVESTMENT ADVISER AND ADMINISTRATOR

     The Corporation's board of directors has approved an Investment Advisory and Administration Contract ("Advisory Contract") with PaineWebber Incorporated ("PaineWebber"), under which PaineWebber serves as investment adviser and administrator of the Corporation and each of its series. In accordance with the Advisory Contract, the Fund pays PaineWebber an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

                                                                      Annual
         Average Daily Net Assets                                      Rate
         ------------------------                                     ------
         Up to $1.0 billion.......................................     0.50%
         In excess of $1.0 billion up to $1.5 billion.............     0.44
         Over $1.5 billion........................................     0.36

     At June 30, 1998, the Fund owed PaineWebber $1,407,408 in investment advisory and administration fees.

     Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber, serves as sub-adviser and sub-administrator of the Fund pursuant to a Sub-Advisory and Sub-Administration Contract between PaineWebber and Mitchell Hutchins. In accordance with that contract, PaineWebber (not the Fund) pays Mitchell Hutchins a fee, computed daily and paid monthly, at an annual rate of 20% of the fee paid by the Fund to PaineWebber under the Advisory Contract.

NOTES TO FINANCIAL STATEMENTS


DISTRIBUTION PLAN

     PaineWebber is the distributor of the Fund's shares and the exclusive dealer for the sale of those shares. Under the plan of distribution, the Fund is authorized to pay PaineWebber a service fee, which is accrued daily and paid monthly, at an annual rate of up to 0.15% of the Fund's average daily net assets. Prior to February 12, 1998, PaineWebber was compensated for its services under the plan at an annual rate of 0.08% of the Fund's average daily net assets. Effective February 12, 1998, the board of directors approved an increase in the annual rate of such fee to 0.125%. At June 30, 1998, the Fund owed PaineWebber $437,313 in distribution fees.

TRANSFER AGENCY AND RELATED SERVICES FEES

     Prior to August 1, 1997, the Fund paid PaineWebber an annual fee of $4.00 per active PaineWebber shareholder account, plus certain out-of-pocket expenses, for certain services not provided by the Fund's transfer agent. For these services for the month ended July 31, 1997, PaineWebber earned $251,757 in service fees from the Fund.

     Subsequent to July 31, 1997, PaineWebber provides transfer agency related services to the Fund pursuant to a delegation of authority from PFPC, Inc., the Fund's transfer agent, and is compensated for these services by PFPC, Inc., not the Fund. For the eleven months ended June 30, 1998, PaineWebber received approximately 51% of the total transfer agency service fees collected by PFPC, Inc. from the Fund.

OTHER LIABILITIES

     At June 30, 1998, the amount payable for investments purchased and dividends payable aggregate $18,037,349, and $7,394,479, respectively.

FEDERAL TAX STATUS

     The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

     At June 30, 1998, the Fund had a net capital loss carryforward of $1,767,582 which is available as a reduction, to the extent provided in the regulations, of any future net capital gains realized before the end of fiscal year 2003. To the extent that the losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed.

CAPITAL STOCK

     There are 20 billion shares of $0.001 par value common stock authorized. Transactions in common stock, at $1.00 per share, were as follows:


                                                For the Year Ended June 30,
                                             ----------------------------------
                                                  1998                1997
                                             --------------      --------------
         Shares sold.....................    16,116,961,408      13,353,452,948
         Shares repurchased..............   (16,046,156,107)    (13,105,386,823)
         Dividends reinvested............       197,584,973         174,126,527
                                             --------------      --------------
         Net increase....................       268,390,274         422,192,652

PAINEWEBBER RETIREMENT MONEY FUND

FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                                    For the Year Ended June 30,
                                                                  --------------------------------------------------------------
                                                                     1998         1997         1996         1995         1994
                                                                  ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of year.............................  $      1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                                                  ----------   ----------   ----------   ----------   ----------
Net investment income..........................................        0.049        0.048        0.050        0.047        0.028
Dividends from net investment income...........................       (0.049)      (0.048)      (0.050)      (0.047)      (0.028)
                                                                  ----------   ----------   ----------   ----------   ----------
Net asset value, end of year...................................   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                                                  ----------   ----------   ----------   ----------   ----------
                                                                  ----------   ----------   ----------   ----------   ----------
Total investment return (1)....................................         5.03%        4.89%        5.13%        4.83%        2.75%
                                                                  ----------   ----------   ----------   ----------   ----------
                                                                  ----------   ----------   ----------   ----------   ----------
Ratios/Supplemental Data:
   Net assets, end of year (000's).............................   $4,191,018   $3,922,753   $3,500,508   $2,966,199   $2,450,235
   Expenses to average net assets..............................         0.78%        0.75%        0.70%        0.78%        0.77%
   Net investment income to average net assets.................         4.91%        4.79%        5.01%        4.75%        2.77%


-------
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each year reported, reinvestment of all dividends and distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported.

PAINEWEBBER RETIREMENT MONEY FUND


REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

Board of Directors and Shareholders
PaineWebber RMA Money Fund, Inc.

   We have audited the accompanying statement of net assets of PaineWebber Retirement Money Fund, Inc. (one of the portfolios of the PaineWebber RMA Money Fund, Inc.) as of June 30, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned at June 30, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PaineWebber Retirement Money Fund at June 30, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.


                                                 /s/ Ernst & Young LLP


New York, New York
August 21, 1998

PAINEWEBBER RETIREMENT MONEY FUND


TAX INFORMATION (UNAUDITED)

     We are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of the Fund's fiscal year end (June 30, 1998) as to the federal tax status of distributions received by shareholders during such fiscal year. Accordingly, we are advising you that all of the distributions paid during the fiscal year were derived from net investment income. This entire amount is taxable as ordinary income, none of which qualifies for the dividend received deduction available to corporate shareholders.

     Dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income. Some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

     Because the Fund's fiscal year is not the calendar year, another notification will be sent in respect of calendar year 1998. The second notification, which will reflect the amount to be used by calendar year taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and will be mailed in January 1999. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

                     [This Page Intentionally Left Blank]

DIRECTORS

E. Garrett Bewkes, Jr.
Chairman

Margo N. Alexander
Richard Q. Armstrong
Richard R. Burt

Mary C. Farrell
Meyer Feldberg
George W. Gowen
Frederic V. Malek
Carl W. Schafer


PRINCIPAL OFFICERS

Margo N. Alexander
President

Victoria E. Schonfeld
Vice President

Dianne E. O'Donnell
Vice President and Secretary

Paul H. Schubert
Vice President and Treasurer

Dennis L. McCauley
Vice President

Susan P. Ryan
Vice President


INVESTMENT ADVISER,
ADMINISTRATOR AND DISTRIBUTOR

PaineWebber Incorporated
1285 Avenue of the Americas
New York, New York 10019

SUB-ADVISER AND SUB-ADMINISTRATOR

Mitchell Hutchins Asset Management Inc.
1285 Avenue of the Americas
New York, New York 10019



This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

                                 PaineWebber
                       (C)1998 PaineWebber Incorporated
                                  Member SIPC